Cover	12 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	Bon Natural Life Limited
Entity Central Index Key	0001816815
Entity Primary SIC Number	2833
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	C601, Gazelle Valley
Entity Address, Address Line Two	No.69 Jinye Road
Entity Address, Address Line Three	Xi’an Hi-tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
City Area Code	+ 0086
Local Phone Number	29-88346301
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	500 Fifth Ave
Entity Address, Address Line Two	Suite 938
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10110
City Area Code	(646)
Local Phone Number	861-7891
Contact Personnel Name	The Crone Law Group P.C.